Form N-1A Supplement	May 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BLACKROCK CAPITAL APPRECIATION FUND, INC.
(the “Fund”)
Supplement dated November 19, 2025 (the “Supplement”) to the Fund’s
Summary Prospectuses and Prospectuses, each dated September 26, 2025, as supplemented to date
Effective immediately, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:
The fourth paragraph of the section of the Summary Prospectuses entitled “Key Facts About BlackRock Capital Appreciation Fund, Inc. — Principal Investment Strategies of the Fund” and the fourth paragraph of the section of the Prospectuses entitled “Fund Overview — Key Facts About BlackRock Capital Appreciation Fund, Inc. — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:
The Fund may invest in companies of any size but emphasizes investments in companies that have large stock market capitalizations (currently, approximately $2 billion or more).

BLACKROCK CAPITAL APPRECIATION FUND, INC.
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BLACKROCK CAPITAL APPRECIATION FUND, INC.
(the “Fund”)
Supplement dated November 19, 2025 (the “Supplement”) to the Fund’s
Summary Prospectuses and Prospectuses, each dated September 26, 2025, as supplemented to date
Effective immediately, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:
The fourth paragraph of the section of the Summary Prospectuses entitled “Key Facts About BlackRock Capital Appreciation Fund, Inc. — Principal Investment Strategies of the Fund” and the fourth paragraph of the section of the Prospectuses entitled “Fund Overview — Key Facts About BlackRock Capital Appreciation Fund, Inc. — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:
The Fund may invest in companies of any size but emphasizes investments in companies that have large stock market capitalizations (currently, approximately $2 billion or more).